Business acquisitions - CMRS Group - Identifiable assets acquired and liabilities assumed (Details) $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2020 USD ($) shares	Nov. 30, 2020 HKD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Business acquisition
Goodwill			$ 74,419	$ 65,710	$ 48,496
Escrow amount included in restricted cash			$ 506
Ordinary Shares - Class A
Business acquisition
Acquisition, Share Price | shares			40,996,215	23,870,027
CMRS Group Holding Limited
Business acquisition
Equity interest (as a percent)	100.00%
Fair value of cash consideration transferred	$ 4,335	$ 33,594	$ 959
Business acquisition contingent consideration	7,674
Fair value of cash consideration transferred	14,449
Contingent consideration	7,674
Cash	3,651
Restricted cash (Note)	532
Accounts receivable	4,149
Intangible asset	2,194
Other assets	1,792
Deferred tax liabilities	(362)
Other liabilities	(6,216)
Total identifiable net assets (deficits) acquired	5,740
Goodwill	8,709
Escrow amount included in restricted cash	506
CMRS Group Holding Limited | Ordinary Shares - Class A
Business acquisition
Fair value of cash consideration transferred	$ 2,440
Acquisition, Share Price | shares	182,950
Class A ordinary shares of the Company	$ 2,440